Share-Based Compensation - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 $ / shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 $ / shares	Dec. 31, 2019 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing stock price | $ / shares							$ 80.01
Aggregate intrinsic value of options exercised	¥ 178,577	$ 25,651	¥ 189,564		¥ 257,025
Weighted average fair value per option granted | $ / shares		$ 45.26		$ 52.60		$ 30.23
The total grant date fair value of options vested	79,197	$ 11,376	63,708		64,334
Aggregate fair value of outstanding options at the grant date	208,561						$ 29,958
Unrecognized share-based compensation expenses	¥ 100,173						$ 14,389
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value per option granted | $ / shares				78.09		33.73
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested options/restricted shares expected to be recognized over a weighted-average period	2 years 18 days	2 years 18 days
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	For share options and restricted shares with service condition or performance condition granted under the Plans, majority are subject to vesting schedules of approximately four years with 25% of the awards vesting each year and have a contractual term of ten years.	For share options and restricted shares with service condition or performance condition granted under the Plans, majority are subject to vesting schedules of approximately four years with 25% of the awards vesting each year and have a contractual term of ten years.
Stock Options [Member] | 2011 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based awards grant to employees, directors and consultants to purchase aggregate ordinary shares | shares	7,843,100						7,843,100
Stock Options [Member] | 2013 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based awards grant to employees, directors and consultants to purchase aggregate ordinary shares | shares	3,350,000						3,350,000
Stock Options [Member] | 2016 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based awards grant to employees, directors and consultants to purchase aggregate ordinary shares | shares	4,890,000						4,890,000
Stock Options [Member] | 2016 Plan II [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based awards grant to employees, directors and consultants to purchase aggregate ordinary shares | shares	3,000,000						3,000,000
Options and Restricted Shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years	4 years
Original contractual term	10 years	10 years
Options and Restricted Shares [Member] | Maximum [Member] | Awards Vesting Percentage Each Year [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of awards vesting	25.00%	25.00%
Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested options/restricted shares expected to be recognized over a weighted-average period	2 years 8 months 15 days	2 years 8 months 15 days
Aggregate fair value of the outstanding restricted shares	¥ 460,022	$ 66,078
Unrecognized compensation expense	289,423						$ 41,573
Weighted average grant date fair value, Granted | $ / shares		$ 85.30		$ 91.00		$ 34.63
Grant date fair value of restricted shares vested	¥ 141,227	$ 20,286	¥ 106,563		¥ 140,887